Post-employment benefits - Schedule of Sensitivity Analysis for Unfunded Plans (Details) - Unfunded - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 50 basis points	$ (2)	$ (26)
Decrease of 50 basis points	2	30
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 50 basis points	3	30
Decrease of 50 basis points	$ (2)	$ (26)